Equity affiliates, other investments and related parties - Contribution of equity affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity value
Total Associates	$ 15,745	$ 17,026	$ 13,330
Total Joint ventures	7,102	6,097	5,359
Total Equity value	22,847	23,123	18,689
Loans	5,129	3,999	4,755
Total Equity value and Loans	27,976	27,122	23,444
Profit/(loss)
Total Associates	753	2,534	2,329
Total Joint ventures	(301)	872	841
Total share of profit/(loss) of equity affiliates	452	3,406	3,170
Other comprehensive income
Total Associates	(1,704)	592	(461)
Total Joint ventures	(127)	(184)	(79)
Share of other comprehensive income of equity affiliates, net amount	$ (1,831)	$ 408	$ (540)